Stock Compensation Plans and Share-Based Compensation Awards - Awards,UAR,RSU,Stock Options (Detail) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended
	May 25, 2018 Employee Item $ / shares shares	May 22, 2018 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($)	May 24, 2018 USD ($)	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($)
Stock Compensation Plans and Share-Based Compensation Awards
Share-based compensation expense | $				$ 52,134	$ 0		$ 52,134	$ 0
Vested (in shares)		543,323
Awards surrendered for tax obligations (in shares)		52,476
Unrecognized compensation expenses | $			$ 22,400	22,400			$ 22,400
Class D awards
Stock Compensation Plans and Share-Based Compensation Awards
Granted fair value (in dollars per share) | $ / shares							$ 16.00
Fair value (in dollars per share) | $ / shares	$ 16.00
Share-based compensation expense | $				$ 42,800		$ 0
Vested (in shares)				2,672,666
Number of employees or former employees who held awards | Employee	15
UAR awards
Stock Compensation Plans and Share-Based Compensation Awards
Granted fair value (in dollars per share) | $ / shares							$ 16.00
Fair value (in dollars per share) | $ / shares	$ 16.00
Share-based compensation expense | $				$ 8,700		$ 0
Vested (in shares)			3,203
Number of employees or former employees who held awards | Item	35
Awards surrendered for tax obligations (in shares)			451
Unrecognized compensation expenses | $			$ 900	$ 900			$ 900
Outstanding unvested awards (in shares)	63,452		60,249	60,249			60,249
Restricted stock units
Stock Compensation Plans and Share-Based Compensation Awards
Granted fair value (in dollars per share) | $ / shares		$ 16.00					$ 16.00
Share-based compensation expense | $		$ 200
Vested (in shares)				0			0
Unrecognized compensation expenses | $			$ 7,800	$ 7,800			$ 7,800
Outstanding unvested awards (in shares)			503,795	503,795			503,795
Granted (in shares)		503,795
Vesting period							4 years
Stock option
Stock Compensation Plans and Share-Based Compensation Awards
Share-based compensation expense | $		$ 400		$ 13,700
Vesting period				4 years
Options Granted (in shares)		2,115,625
Options granted fair value (in dollars per option) | $ / shares		$ 6.68
Expiration period				10 years